Stock-based Compensation - Activity (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding, beginning of period	593,250	599,800
Number of shares forfeited/expired	(6,950)	(6,550)
Number of shares reinstated	3,200
Number of shares outstanding, end of period	589,500	593,250	599,800
Number of shares exercisable	589,500	593,250	599,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning of period	¥ 865	¥ 857
Weighted Average Exercise Price In Reinstated	128
Weighted average exercise price, forfeited/expired	402	128
Weighted average exercise price, outstanding, end of period	867	865	¥ 857
Weighted average exercise price exercisable	¥ 867	¥ 865	¥ 857
Weighted average remaining contractual term, outstanding	1 year 6 months	2 years 8 months 12 days	3 years 6 months
Weighted average remaining contractual term, exercisable	1 year 6 months	2 years 8 months 12 days	3 years 6 months
Aggregated intrinsic value, outstanding, beginning of period	¥ 150,696	¥ 192,570
Aggregated intrinsic value, outstanding, end of period of period	228,719	150,696	¥ 192,570
Aggregated intrinsic value, exercisable	¥ 228,719	150,696	192,570
forfeited stock options	3,200
Stock option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Compensation cost recognized	¥ 0	¥ 0
Employee Stock Options Ninth Series
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Compensation cost recognized			181,308
Employee Stock Options Eighth Series
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Compensation cost recognized			¥ 15,545